Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (5,620,509)	$ (5,671,058)
Service cost	(21,043)	(24,477)
Interest income (cost)	(51,146)	(61,247)
Subtotal	(72,189)	(85,724)
Arising from changes in financial assumptions	(114,976)	(91,350)
Experience adjustments	180,095	(5,907)
Subtotal	65,119	(97,257)
Benefits paid	216,510	233,530
Ending balance	(5,411,069)	(5,620,509)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,453,335	1,532,539
Interest income (cost)	13,225	16,552
Contribution by employer	94,362	95,577
Benefits paid	(216,510)	(233,530)
Return on plan assets, excluding amounts included in interest income	41,284	42,197
Ending balance	$ 1,385,696	$ 1,453,335